Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Mid Cap Growth Fund, DWS Small Cap Growth Fund and DWS Short Duration Plus Fund (the “Funds”), each a series of DWS Advisor Funds (the “Trust”) (Reg. Nos. 33-07404, 811-04760)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 173 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on January 29, 2010.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Jose Del Real, Esq., Vedder Price P.C.